Net Periodic Benefit Cost Recognized in Comprehensive Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ 13,343	$ 52,028	$ 9,916
Prior service (cost) credit	(311)	(350)	(422)
Actuarial gain (loss)	(14,138)	(12,074)	(17,159)
Transition asset	1	1	1
Special plan termination benefits		(764)	(2,085)
Settlement (charge) credit	(21)	(124)
Net prior service cost (credit)			2,338
Total	(1,126)	38,717	(7,411)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	1,236	686	(626)
Prior service (cost) credit	1,741	1,959	2,302
Actuarial gain (loss)	364	499	309
Settlement (charge) credit		9
Net prior service cost (credit)	(3,902)	(1,326)
Total	$ (561)	$ 1,827	$ 1,985